HELD FOR SALE AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2021
Held For Sale and Discontinued Operations [Abstract]
HELD FOR SALE AND DISCONTINUED OPERATIONS	HELD FOR SALE AND DISCONTINUED OPERATIONS
The following table provides the details over assets and liabilities classified as held-for-sale as of December 31, 2021:

	Assets held-for-sale	Liabilities held-for-sale
Algeria	1,846	391
Other individual assets	18	—
Total assets and liabilities held for sale	1,864	391

Exercised Put option to sell entirety stake in Omnium Telecom Algerie SpA

On July 1, 2021 VEON exercised its put option to sell the entirety of its 45.57% stake in its Algerian subsidiary, Omnium Telecom Algerie SpA (Algeria) to the Fonds National d'Investissement (FNI). Omnium owns Algerian mobile network operator, Djezzy. Under the terms of the Shareholders' Agreement, the transaction is expected to be completed in Q2 2022 for a sale price of US$682.

The Company classified its operations in Algeria as a held-for-sale and discontinued operations. In connection with this classification, the Company no longer accounts for depreciation and amortization expenses of Algeria assets as of July 01, 2021. The results for Algeria in the consolidated income statements and the consolidated statements of cash flows for 2021, 2020 and 2019 have been presented separately.

There were no triggering events indicating any impairment or decline in the fair value of Algeria subsequent to its measurement as held for sale and discontinued operation. As such, the net assets of Algeria are presented at lower of cost and fair value less costs to sell.

The following table shows the profit/(loss) and other comprehensive income relating to Algeria operations for the period ended December 31, 2021:

Income statement and statement of comprehensive income	2021	2020

Operating revenue	659	689
Operating expenses	(470)	(564)
Other expenses	(17)	(17)
Profit / (loss) before tax for the period	172	108
Income tax benefit / (expense)	(21)	(29)
Profit / (loss) after tax for the period	151	79

Other comprehensive income / (loss)*	(68)	(157)
Total comprehensive income / (loss)	83	(78)

*Other comprehensive income is relating to the foreign currency translation.

The following table shows the assets and liabilities classified as held-for-sale relating to Algeria as of December 31, 2021:

2021
Property and equipment	527
Intangible assets excl. goodwill	111
Goodwill	1,001
Deferred tax assets	35

Other current assets	172
Total assets held for sale	1,846

Non-current liabilities	106
Current liabilities	285
Total liabilities held for sale	391
Net assets of the discontinued operations of Algeria includes US$667 relating to cumulative currency translation losses as of December 31, 2021, which will be recycled through the consolidated income statement upon the completion of the sale.

ACCOUNTING POLICIES

Non-current assets (or disposal groups) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction or loss of control rather than through continuing use, and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell.

Non-current assets (including those that are part of a disposal group) are not depreciated or amortized while they are classified as held for sale. Assets and liabilities of a disposal group classified as held for sale are presented separately from the other assets and liabilities in the statement of financial position without restating the prior period comparatives.

A discontinued operation is a component that is classified as held for sale and that represents a separate major line of business or geographical area of operations. Discontinued operations are excluded from the results of continuing operations and are presented as a single amount in the income statement and cash flow statement with in operating, investing and financing activities. All other notes to the financial statements include amounts for continuing operations, unless otherwise mentioned.